UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07642

Name of Fund: BlackRock MuniAssets Fund, Inc. (MUA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief  Executive Officer, BlackRock MuniAssets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds – 88.5%

Alabama — 1.8%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$3,745	$4,344,013
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,910	2,372,984
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	2,165	2,413,607

		9,130,604
Alaska — 1.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 06/01/23	870	894,891
5.00%, 06/01/32	1,500	1,499,895
5.00%, 06/01/46	4,540	4,432,129

		6,826,915
Arizona — 2.7%
Arizona IDA, Refunding RB, Series A(b):
Basis Schools, Inc. Projects, 5.13%, 07/01/37	960	1,009,152
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	1,500	1,459,305
City of Phoenix Arizona IDA, RB:
Great Hearts Academies - Veritas Project, 6.40%, 07/01/21(a)	425	489,902
Great Hearts Academies - Veritas Projects, 6.30%, 07/01/21(a)	500	574,705
Legacy Traditional Schools Project, Series A, 6.50%, 07/01/34(b)	570	640,976
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(b)	1,000	1,109,420
City of Phoenix Arizona IDA, Refunding RB(b):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	305	317,633
Basis Schools, Inc. Projects, 5.00%, 07/01/45	855	883,839
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	260	270,769
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	290	299,599
Legacy Traditional School Projects, 5.00%, 07/01/35	320	330,998
Legacy Traditional School Projects, 5.00%, 07/01/45	255	261,658

Security	Par (000)	Value
Arizona (continued)
County of La Paz IDA, RB, Imagine Schools Desert West Middle Project, 5.88%, 06/15/48(b)	$875	$883,085
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,650	1,964,919
State of Arizona IDA, RB, Academies of Math & Science Project, Series B, 5.13%, 07/01/47(b)	665	649,659
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.25%, 07/01/47(b)	1,765	1,859,322
University Medical Center Corp., RB, 6.50%, 07/01/19(a)	500	534,105

		13,539,046
California — 7.5%
California Municipal Finance Authority, RB, Urban Discovery Academy Project(b):
5.50%, 08/01/34	315	322,242
6.00%, 08/01/44	665	676,791
6.13%, 08/01/49	580	589,454
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/36	345	387,480
5.00%, 02/01/37	255	285,768
California School Finance Authority, RB:
Alliance for College Ready Public School - 2023 Union LLC Project, Series A, 6.40%, 07/01/48	1,570	1,772,907
Value Schools, 6.65%, 07/01/33	435	492,833
Value Schools, 6.90%, 07/01/43	975	1,077,229
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(b):
5.00%, 12/01/46	725	772,698
5.25%, 12/01/56	620	668,490
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	2,175	2,306,283
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series B, 6.00%, 05/01/43	1,650	1,650,429

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(b)(c):
0.00%, 08/01/26	$1,250	$813,475
0.00%, 08/01/43	1,500	383,625
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	900	1,029,438
6.50%, 05/01/42	2,220	2,539,280
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	375	446,640
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 06/01/46	3,600	3,613,860
5.60%, 06/01/36	1,285	1,305,354
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 06/01/48	2,885	3,215,823
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1:
5.13%, 06/01/47	3,125	3,124,938
5.75%, 06/01/47	3,745	3,780,652
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	1,230	1,230,787
5.00%, 06/01/37	5,580	5,596,182

		38,082,658
Colorado — 1.0%
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/20(a)	500	576,740
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(b)	575	589,185
Colorado Health Facilities Authority, Refunding RB, Sunny Vista Living Center Project, Series A(b):
6.13%, 12/01/45	335	352,276
6.25%, 12/01/50	1,115	1,174,039
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	720	756,245

Security	Par (000)	Value
Colorado (continued)
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 01/15/34	$1,500	$1,635,735

		5,084,220
Connecticut — 0.9%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	1,400	1,479,422
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	1,271	1,362,098
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(b)	1,835	1,946,219

		4,787,739
Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,000	1,055,900
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	3,180	3,310,507

		4,366,407
Florida — 9.0%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 05/01/43	1,500	1,514,640
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project, Series A(d)(e):
1st Mortgage, 8.25%, 01/01/44	515	420,698
1st Mortgage, 8.25%, 01/01/49	1,105	902,255
5.75%, 01/01/50	655	585,780
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 05/15/44(b)	2,510	2,786,928
County of Miami-Dade Florida IDA, RB, Doral Academy Project, 5.00%, 01/15/48	915	965,636
County of Palm Beach Florida Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/20(a)	3,500	3,860,325
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Series A, 7.25%, 06/01/34	500	580,670
Florida Development Finance Corp., RB:
Brightline Passenger Rail Project, AMT, 5.63%, 01/01/47(b)(f)	2,850	2,953,882

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB (continued):
Renaissance Charter School, Series A, 5.75%, 06/15/29	$690	$734,312
Renaissance Charter School, Series A, 6.00%, 06/15/34	835	883,230
Renaissance Charter School, Series A, 6.13%, 06/15/44	3,180	3,321,319
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(b)(f)	1,550	1,612,573
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 05/01/43	1,855	1,877,390
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 05/01/33	380	381,471
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	150	151,736
Lakewood Ranch Stewardship District Special Assessment Bonds, Refunding, Lakewood Center & New Sector Projects, 8.00%, 05/01/40	1,485	1,734,079
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.25%, 05/01/26	150	152,830
5.13%, 05/01/46	880	912,569
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	4,550	5,410,996
Midtown Miami Community Development District, Refunding, Special Assessment Bonds:
Series A, 5.00%, 05/01/37	845	889,489
Series B, 5.00%, 05/01/37	495	521,062
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(d)(e)	3,947	2,842,137
Tampa Palms Open Space and Transportation Community Development District, RB, Capital Improvement, Richmond Place Project, 7.50%, 05/01/18	295	296,620
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 6.61%, 05/01/39	250	249,105
Convertible CAB, Series A3, 6.61%, 05/01/40(g)	585	545,793

Security	Par (000)	Value
Florida (continued)
Tolomato Community Development District, Refunding, Special Assessment Bonds (continued):
Convertible CAB, Series A4, 6.61%, 05/01/40(g)	$305	$238,354
Series 2015-2, 6.61%, 05/01/40(g)	805	529,996
Series A1, 6.65%, 05/01/40	865	859,914
Tolomato Community Development District:
Series 1, 6.61%, 05/01/40(g)	1,305	1,043,635
Series 1, 6.65%, 05/01/40(d)(e)	50	48,252
Series 3, 6.61%, 05/01/40(d)(e)	875	9
Series 3, 6.65%, 05/01/40(d)(e)	710	7
Village Community Development District No. 9, Special Assessment Bonds:
6.75%, 05/01/31	1,525	1,718,736
7.00%, 05/01/41	2,500	2,891,850
5.50%, 05/01/42	1,180	1,279,592

		45,697,870
Georgia — 1.1%
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 06/01/29	3,365	3,829,033
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2(a):
6.38%, 11/15/19	700	759,381
6.63%, 11/15/19	880	958,514

		5,546,928
Guam — 0.3%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	270	281,648
7.00%, 11/15/19(a)	1,115	1,220,356

		1,502,004
Illinois — 6.0%
Chicago Board of Education, GO, Dedicated Revenues:
Series H, 5.00%, 12/01/46	720	740,232
Refunding Series D, 5.00%, 12/01/27	900	951,507
Refunding Series D, 5.00%, 12/01/31	1,000	1,040,920
Refunding Series F, 5.00%, 12/01/22	675	716,830
Refunding Series G, 5.00%, 12/01/44	2,150	2,203,578
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	1,260	1,439,222

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Friendship Village of Schaumburg, 7.25%, 02/15/20(a)	$4,000	$4,444,960
Lutheran Home & Services Obligated Group, 5.63%, 05/15/42	2,395	2,518,798
Presence Health Network, Series C, 4.00%, 02/15/41	1,500	1,494,645
Primary Health Care Centers Program, 6.60%, 07/01/24	890	889,012
Rogers Park Montessori School Project, Series 2014, 6.00%, 02/01/34	365	384,677
Rogers Park Montessori School Project, Series 2014, 6.13%, 02/01/45	860	905,055
Roosevelt University Project, 6.50%, 04/01/44	2,000	2,116,040
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project:
Bonds, 0.00%, 12/15/56(c)	5,005	728,728
Bonds, 5.00%, 06/15/57	1,365	1,470,719
5.50%, 06/15/53	2,370	2,607,853
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(c)	7,510	1,220,976
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	180	201,991
6.00%, 06/01/21	710	808,186
State of Illinois, GO:
5.25%, 02/01/29	1,000	1,062,230
5.00%, 03/01/35	740	760,010
Village of Lincolnshire Illinois, Special Tax Bonds, Sedgebrook Project, 6.25%, 03/01/34	1,659	1,662,484

		30,368,653
Indiana — 2.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	825	974,325
7.00%, 01/01/44	2,000	2,372,120
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(b)	2,315	2,242,031

Security	Par (000)	Value
Indiana (continued)
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(b):
6.63%, 01/15/34	$290	$305,069
6.75%, 01/15/43	525	550,095
6.88%, 01/15/52	860	903,000
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 07/01/44	470	504,244
5.00%, 07/01/48	1,555	1,663,539
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(b)	1,190	1,238,064
		10,752,487
Iowa — 2.7%
Iowa Finance Authority, Refunding RB:
Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(f)	2,085	2,085,000
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	5	5,087
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	2,190	2,314,655
Sunrise Retirement Community Project, 5.50%, 09/01/37	1,355	1,376,829
Sunrise Retirement Community Project, 5.75%, 09/01/43	2,115	2,165,295
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, CAB, Series B, 5.60%, 06/01/34	795	803,800
Series C, 5.38%, 06/01/38	4,900	4,912,936

		13,663,602
Kentucky — 0.9%
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing, First Tier, Series A, 5.75%, 07/01/49	4,000	4,442,320

Louisiana — 2.1%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(b)	2,460	2,548,782
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 05/01/41	1,745	1,870,954

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 05/15/35	$5,570	$6,058,823

		10,478,559
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	2,955	3,223,609

Maryland — 2.6%
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(b)	2,840	3,072,681
Maryland EDC, RB:
Purple Line Light Rail Project, AMT, 5.00%, 03/31/51	2,185	2,398,846
Transportation Facilities Project, Series A, 5.75%, 06/01/20(a)	3,615	3,954,159
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 09/01/25	3,085	3,239,960
Transportation Facilities Project, Series A, 5.00%, 06/01/35	415	466,643

		13,132,289
Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 5.00%, 07/01/44	1,905	2,083,613
Foxborough Regional Charter School, Series A, 7.00%, 07/01/20(a)	1,025	1,153,443
North Hill Communities Issue, Series A, 6.50%, 11/15/23(a)(b)	2,020	2,513,001
Massachusetts Development Finance Agency, Refunding RB, Tufts Medical Center, Series I:
6.75%, 01/01/21(a)	895	1,019,100
6.75%, 01/01/36	595	672,249

		7,441,406
Michigan — 0.9%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,785	3,027,769
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	415	446,220

Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	$920	$1,004,263

		4,478,252
Minnesota — 0.1%
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 09/01/46	195	201,066
6.00%, 09/01/51	290	302,212

		503,278
Mississippi — 0.1%
Mississippi Business Finance Corp., RB, Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 02/01/36(b)(f)	620	645,029

Missouri — 1.3%
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	685	700,776
4.75%, 11/15/47	760	781,379
Kirkwood Missouri IDA, RB, Aberdeen Heights, Series A, 8.25%, 05/15/20(a)	2,315	2,640,558
Lees Summit Missouri IDA, RB, John Knox Obligated Group, 5.25%, 08/15/39	2,235	2,370,508

		6,493,221
New Jersey — 4.4%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,065	1,133,756
5.25%, 11/01/44	770	816,100
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	1,150	1,155,118
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	2,155	2,389,744
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,250	2,585,385
Provident Group-Kean Properties, Series A, 5.00%, 07/01/32	165	181,025
Provident Group-Kean Properties, Series A, 5.00%, 07/01/37	260	281,148

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
Team Academy Charter School Project, 6.00%, 10/01/43	$1,530	$1,699,157
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 6.00%, 08/01/49(b)	500	509,405
New Jersey Health Care Facilities Financing Authority, Refunding RB(a):
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21	2,650	2,986,947
St. Joseph’s Healthcare System, 6.63%, 07/01/18	1,590	1,624,264
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA, 5.25%, 06/15/41	1,140	1,229,365
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	2,235	2,203,062
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 5.00%, 06/01/29	3,735	3,762,116

		22,556,592
New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	2,970	3,193,166

New York — 7.6%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(b)	5,300	5,475,377
5.00%, 06/01/42	3,155	3,055,523
5.00%, 06/01/45	1,185	1,133,891
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A-2B, 5.00%, 06/01/51	1,900	1,981,377
Series B, 5.00%, 06/01/45	2,655	2,818,203
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	3,315	2,869,033
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,310	1,404,589
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	2,890	2,789,630

Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, RB, Series C:
6.50%, 11/15/18(a)	$1,490	$1,550,121
6.50%, 11/15/18(a)	125	130,044
6.50%, 11/15/28	385	400,693
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,270	1,360,945
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	4,705	5,054,252
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	455	498,826
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	1,080	1,184,911
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(b)	1,565	1,884,135
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,195	1,270,524
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(b)	1,335	1,335,961
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	1,340	1,482,067
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center, 5.00%, 12/01/33(b)	955	1,045,839

		38,725,941
North Carolina — 1.5%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Series A(a):
Deerfield Project, 6.13%, 11/01/18	4,565	4,724,638
Retirement Facilities Whitestone Project, 7.75%, 03/01/21	1,000	1,180,810
Retirement Facilities Whitestone Project, 7.75%, 03/01/21	1,420	1,676,750

		7,582,198
Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 06/01/47	5,570	5,388,919
5.75%, 06/01/34	6,745	6,455,100

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2 (continued):
6.00%, 06/01/42	$3,040	$2,960,473
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 01/01/46	875	941,824

		15,746,316
Oklahoma — 0.2%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	750	853,500

Oregon — 0.8%
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	1,765	1,894,939
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A:
5.13%, 07/01/35	620	646,952
5.38%, 07/01/45	1,435	1,507,812

		4,049,703
Pennsylvania — 3.5%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,140	2,226,092
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/36	2,000	2,195,520
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 01/01/19(a)	5,550	5,795,587
6.38%, 01/01/39	615	634,797
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 07/01/32	1,800	1,829,376
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	2,030	2,338,662

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	$2,710	$2,865,988

		17,886,022
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds:
5.50%, 05/15/39	635	584,194
5.63%, 05/15/43	2,145	1,960,466
5.38%, 05/15/33	960	892,790
Commonwealth of Puerto Rico, GO, Refunding, Series A(d)(e):
Public Improvement, 5.50%, 07/01/39	665	166,250
8.00%, 07/01/35	1,765	473,020
Commonwealth of Puerto Rico, GO, , 6.00%, 07/01/38(d)(e)	750	187,500
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 07/01/44	850	646,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	990	752,400

		5,662,620
Rhode Island — 2.3%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(d)(e)	4,190	754,200
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,000	1,088,110
Series A, 5.00%, 06/01/40	980	1,051,981
Series B, 4.50%, 06/01/45	5,055	5,124,051
Series B, 5.00%, 06/01/50	3,330	3,472,924

		11,491,266
Tennessee — 0.4%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	925	967,125

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tennessee (continued)
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A (continued):
5.63%, 01/01/46	$1,085	$1,127,933

		2,095,058
Texas — 10.0%
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 01/01/28(c)	1,000	697,980
CAB, 0.00%, 01/01/29(c)	2,000	1,331,880
CAB, 0.00%, 01/01/30(c)	1,170	742,810
CAB, 0.00%, 01/01/33(c)	3,690	2,020,386
CAB, 0.00%, 01/01/34(c)	4,000	2,083,800
Senior Lien, 6.25%, 01/01/21(a)	2,210	2,491,952
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	2,890	3,203,102
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	910	998,743
Clifton Higher Education Finance Corp., ERB, Idea Public Schools(a):
5.50%, 08/15/21	955	1,076,571
5.75%, 08/15/21	720	817,798
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 07/01/20(a)	5,040	5,563,958
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(a)	475	586,117
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	2,090	2,252,184
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Senior Living Center Project, Series A, 8.25%, 11/15/44	4,200	3,753,624
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	865	922,938
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 01/01/21(a)	3,080	3,530,234

Security	Par (000)	Value
Texas (continued)
Mesquite Health Facility Development Corp., Refunding RB, 5.13%, 02/15/42	$810	$841,258
Mission Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B, AMT, 5.75%, 10/01/31(b)	1,325	1,382,810
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 04/01/36	1,210	1,354,934
6.00%, 04/01/45	1,845	2,029,057
Newark Higher Education Finance Corp., RB, Series A(b):
5.50%, 08/15/35	290	302,331
5.75%, 08/15/45	580	608,136
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.25%, 12/01/47	1,600	1,685,216
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42(d)(e)	2,895	1,939,650
Wichita Falls Retirement Foundation, 5.13%, 01/01/41	900	927,432
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,775	4,191,533
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,263,130

		50,599,564
Utah — 0.6%
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,950	2,981,270

Vermont — 0.2%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 05/01/33	770	819,411

Virginia — 2.7%
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(b):
5.00%, 03/01/35	495	505,331
5.00%, 03/01/45	505	510,984
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 03/01/26	1,485	1,606,711
6.88%, 03/01/36	1,300	1,411,189

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	$2,280	$2,208,590
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(b)	535	565,495
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	4,440	5,012,183
Transform 66 P3 Project, 5.00%, 12/31/52	1,655	1,826,011

		13,646,494
Washington — 0.8%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	1,455	1,506,987
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,495	1,530,731
Washington State Housing Finance Commission, Refunding RB(b):
5.75%, 01/01/35	315	319,101
6.00%, 01/01/45	850	862,903

		4,219,722
Wisconsin — 1.4%
Public Finance Authority, RB:
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31(b)	605	592,979
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47(b)	605	614,674
Delray Beach Radiation Therapy, 6.85%, 11/01/46(b)	900	933,516
Delray Beach Radiation Therapy, 7.00%, 11/01/46(b)	570	596,836
Series A, 5.00%, 12/01/45	1,505	1,592,787
Series A, 5.15%, 12/01/50	1,170	1,241,850
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Benevolent Corporation Cedar Community, 5.00%, 06/01/41	225	234,389
St. Johns Communities, Inc., Series A, 7.25%, 09/15/19(a)	425	464,159

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued):
St. Johns Communities, Inc., Series A, 7.63%, 09/15/19(a)	$855	$938,892

		7,210,082

Total Municipal Bonds — 88.5% (Cost — $421,771,618)		449,506,021

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 01/01/40	11,468	12,048,069

Florida — 3.0%
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Miami International, Series A, AGC(a):
5.25%, 10/01/18	3,345	3,424,946
5.25%, 10/01/18	11,655	11,933,554

		15,358,500
Illinois — 2.7%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	7,180	8,023,255
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,056	5,664,446

		13,687,701
New York — 13.2%
City of New York New York Housing Development Corp., RB, M/F Housing, Series D-1, Class B, 4.25%, 11/01/45	8,996	9,257,760
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 06/15/47	14,181	15,938,395
Series HH, 5.00%, 06/15/31(i)	8,610	9,458,745
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(i)	4,520	4,954,562
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,104	20,120,907

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	$6,600	$7,434,897

		67,165,266
Pennsylvania — 0.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,505	2,901,366

Washington — 1.7%
City of Bellingham Washington Water & Sewer Revenue, RB, Water & Sewer, 5.00%, 08/01/40	7,966	8,743,002

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.6% (Cost — $113,449,171)		119,903,904

Security	Shares	Value
Total Long-Term Investments — 112.1% (Cost — $535,220,789)		$569,409,925

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(j)(k)	1,608,818	1,608,979
Total Short-Term Securities — 0.3% (Cost — $1,608,892)		1,608,979

Total Investments — 112.4% (Cost — $536,829,681)		571,018,904
Other Assets Less Liabilities — 1.0%		4,900,436
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.4)%		(67,938,571)

Net Assets Applicable to Common Shares — 100.0%		$507,980,769

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2019 to November 15, 2019 is $11,849,809.
(j)	Annualized 7-day yield as of period end.
(k)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,057,065	551,753	1,608,818	$1,608,979	$21,820	$262	$(9)

(a)	Includes capital gain distribution, if applicable.

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	27	03/20/18	$3,283	$80,458
Long U.S. Treasury Bond92	92	03/20/18	13,599	461,084
5-Year U.S. Treasury Note	51	03/29/18	5,850	86,019

				$627,561

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
RB	Revenue Bonds

11

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$569,409,925	$—	$569,409,925
Short-Term Securities	1,608,979	—	—	1,608,979

	$1,608,979	$569,409,925	$—	$571,018,904

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$627,561	$—	$—	$627,561

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $67,756,523 are categorized as Level 2 within the disclosure hierarchy.

During the period ended January 31, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniAssets Fund, Inc.

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniAssets Fund, Inc.

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniAssets Fund, Inc.

Date: March 21, 2018